Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 ReportableSegment	Dec. 31, 2010 ReportableSegment	Dec. 31, 2009 ReportableSegment
Company's reportable segments
Total revenues	$ 190,391	$ 187,233	$ 186,926	$ 189,383	$ 189,082	$ 184,332	$ 184,866	$ 188,082	$ 753,933	$ 746,362	$ 738,582
Operating expenses									(295,916)	(308,664)	(226,316)
Net operating income									458,017	437,698	512,266
Unallocated expenses									476,395	(604,456)	(542,486)
Equity in net income (loss) of joint ventures									13,734	5,600	(9,733)
Impairment of joint venture investments									(2,921)	(227)	(184,584)
Loss from continuing operations									(7,515)	(161,385)	(224,537)
Total gross real estate assets	8,270,106				8,411,239				8,270,106	8,411,239	8,822,937
Segment Information (Textual) [Abstract]
Number of reportable segments									3	3	3
Quantitative threshold of revenues, profit or loss and assets for identifying reportable segments									10.00%	10.00%	10.00%
Impairment charges									67,912	84,855	12,245
Other Investments [Member]
Company's reportable segments
Total revenues									706	1,132	1,285
Operating expenses									(360)	(421)	(788)
Net operating income									346	711	497
Total gross real estate assets	47,722				49,607				47,722	49,607	49,637
Shopping Centers [Member]
Company's reportable segments
Total revenues									753,227	745,230	737,297
Operating expenses									(295,556)	(308,243)	(225,528)
Net operating income									457,671	436,987	511,769
Equity in net income (loss) of joint ventures									(6,747)	(4,958)	(19,239)
Total gross real estate assets	8,222,384				8,361,632				8,222,384	8,361,632	8,773,300
Brazil Equity Investment [Member]
Company's reportable segments
Equity in net income (loss) of joint ventures									20,481	10,558	9,506
Other [Member]
Company's reportable segments
Unallocated expenses									$ (476,345)	$ 604,456	$ (542,486)